UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Cai Capital Management, Inc.

   Address: 600 Third Avenue, 2nd Floor, New York, NY 10016.

   Form 13F File Number: 028-14766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: Christopher Wurtz
   Title: President
   Phone: 214-282-3548

Signature, Place and Date of Signing:

   /s/ Christopher Wurtz         New York, NY         August 14, 2012

Note that the Information Table entry total and the Information Table value total both exclude a significant number of the reporting manager's portfolio positions which have been omitted by application of the de minimus rule specified in Item 10 to the Form 13F instructions.

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Cai Capital Management, Inc.

Report Summary:

   Number of Other Included Managers:            0
   Form 13F Information Table Entry Total:       124
   Form 13F Information Table Value Total:       $65,285
                                                 (thousands)

List of Other Included Managers:

   None

Cai Capital Management, Inc.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 06/30/2012

                                                    MARKET
                               TITLE OF              VALUE  SHARES/PRN  SH/ PUT/ INVESTMENT   OTHER      VOTING
        NAME OF ISSUER           CLASS    CUSIP     (X1000)   AMOUNT    PRN CALL DISCRETION  MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------
ACCENTURE PLC-CL A           Common Stock G1151C101  1573      26172    SH          SOLE                   SOLE
ADOBE SYSTEMS INC            Common Stock 00724F101   294       9069    SH          SOLE                   SOLE
ADVANCED MICRO DEVICES       Common Stock 007903107   625     109094    SH          SOLE                   SOLE
AETNA INC                    Common Stock 00817Y108  1089      28099    SH          SOLE                   SOLE
ALLERGAN INC                 Common Stock 018490102   293       3161    SH          SOLE                   SOLE
ALTRIA GROUP INC             Common Stock 02209S103   954      27608    SH          SOLE                   SOLE
AMERICAN ELECTRIC POWER      Common Stock 025537101   641      16055    SH          SOLE                   SOLE
TD AMERITRADE HOLDING CORP   Common Stock 87236Y108   233      13695    SH          SOLE                   SOLE
ANSYS INC                    Common Stock 03662Q105   272       4308    SH          SOLE                   SOLE
WELLPOINT INC                Common Stock 94973V107   884      13860    SH          SOLE                   SOLE
AON PLC                      Common Stock G0408V102   349       7463    SH          SOLE                   SOLE
ARCHER-DANIELS-MIDLAND CO    Common Stock 039483102   432      14639    SH          SOLE                   SOLE
ATMEL CORP                   Common Stock 049513104   332      49527    SH          SOLE                   SOLE
AUTOMATIC DATA PROCESSING    Common Stock 053015103   402       7227    SH          SOLE                   SOLE
AXIS CAPITAL HOLDINGS LTD    Common Stock G0692U109   250       7676    SH          SOLE                   SOLE
BE AEROSPACE INC             Common Stock 073302101   290       6644    SH          SOLE                   SOLE
BECTON DICKINSON AND CO      Common Stock 075887109   370       4953    SH          SOLE                   SOLE
BLACKROCK INC                Common Stock 09247X101  1485       8744    SH          SOLE                   SOLE
BOSTON SCIENTIFIC CORP       Common Stock 101137107   291      51381    SH          SOLE                   SOLE
BRE PROPERTIES INC           Common Stock 05564E106   257       5139    SH          SOLE                   SOLE
BROADCOM CORP-CL A           Common Stock 111320107   301       8915    SH          SOLE                   SOLE
CANADIAN NATL RAILWAY CO     Common Stock 136375102   642       7587    SH          SOLE                   SOLE
CATERPILLAR INC              Common Stock 149123101  1384      16294    SH          SOLE                   SOLE
CELANESE CORP-SERIES A       Common Stock 150870103   848      24495    SH          SOLE                   SOLE
CELGENE CORP                 Common Stock 151020104   202       3152    SH          SOLE                   SOLE
CME GROUP INC                Common Stock 12572Q105   406       1514    SH          SOLE                   SOLE
CITIGROUP INC                Common Stock 172967424   945      34473    SH          SOLE                   SOLE
CMS ENERGY CORP              Common Stock 125896100   341      14520    SH          SOLE                   SOLE
COACH INC                    Common Stock 189754104   278       4746    SH          SOLE                   SOLE
CONAGRA FOODS INC            Common Stock 205887102   545      21020    SH          SOLE                   SOLE
CONSOLIDATED EDISON INC      Common Stock 209115104   321       5164    SH          SOLE                   SOLE
COOPER COS INC/THE           Common Stock 216648402   303       3802    SH          SOLE                   SOLE
COVIDIEN PLC                 Common Stock G2554F113   972      18160    SH          SOLE                   SOLE
CROWN CASTLE INTL CORP       Common Stock 228227104   238       4049    SH          SOLE                   SOLE
DOMINION RESOURCES INC/VA    Common Stock 25746U109   312       5779    SH          SOLE                   SOLE
DOVER CORP                   Common Stock 260003108   654      12195    SH          SOLE                   SOLE
EASTMAN CHEMICAL CO          Common Stock 277432100   261       5187    SH          SOLE                   SOLE
ELDORADO GOLD CORP           Common Stock 284902103   558      45306    SH          SOLE                   SOLE
EVEREST RE GROUP LTD         Common Stock G3223R108   381       3684    SH          SOLE                   SOLE
EXELON CORP                  Common Stock 30161N101   467      12412    SH          SOLE                   SOLE
EXTRA SPACE STORAGE INC      Common Stock 30225T102   372      12149    SH          SOLE                   SOLE
FIRST NIAGARA FINANCIAL GRP  Common Stock 33582V108   159      20787    SH          SOLE                   SOLE
FIRST REPUBLIC BANK/CA       Common Stock 33616C100   207       6172    SH          SOLE                   SOLE
FRANKLIN RESOURCES INC       Common Stock 354613101   569       5124    SH          SOLE                   SOLE
FREEPORT-MCMORAN COPPER      Common Stock 35671D857   298       8756    SH          SOLE                   SOLE
DANAHER CORP                 Common Stock 235851102   708      13597    SH          SOLE                   SOLE
GENERAL DYNAMICS CORP        Common Stock 369550108   668      10123    SH          SOLE                   SOLE
GENERAL MOTORS CO            Common Stock 37045V100   501      25427    SH          SOLE                   SOLE
GLOBAL PAYMENTS INC          Common Stock 37940X102   234       5414    SH          SOLE                   SOLE
GOLDCORP INC                 Common Stock 380956409   228       6056    SH          SOLE                   SOLE
GOLDMAN SACHS GROUP INC      Common Stock 38141G104   623       6500    SH          SOLE                   SOLE
GRACO INC                    Common Stock 384109104   209       4541    SH          SOLE                   SOLE
HJ HEINZ CO                  Common Stock 423074103   399       7335    SH          SOLE                   SOLE
HONEYWELL INTERNATIONAL INC  Common Stock 438516106  1244      22281    SH          SOLE                   SOLE
HUMANA INC                   Common Stock 444859102   215       2773    SH          SOLE                   SOLE
ILLINOIS TOOL WORKS          Common Stock 452308109   202       3820    SH          SOLE                   SOLE
INFORMATICA CORP             Common Stock 45666Q102   658      15532    SH          SOLE                   SOLE
INTEL CORP                   Common Stock 458140100   623      23364    SH          SOLE                   SOLE
INTL GAME TECHNOLOGY         Common Stock 459902102   289      18332    SH          SOLE                   SOLE
INTERNATIONAL PAPER CO       Common Stock 460146103   411      14203    SH          SOLE                   SOLE
ITC HOLDINGS CORP            Common Stock 465685105   778      11293    SH          SOLE                   SOLE
RAYONIER INC                 Common Stock 754907103   269       5989    SH          SOLE                   SOLE
JABIL CIRCUIT INC            Common Stock 466313103   311      15296    SH          SOLE                   SOLE
JEFFERIES GROUP INC          Common Stock 472319102   240      18459    SH          SOLE                   SOLE
JOHNSON & JOHNSON            Common Stock 478160104  1015      15031    SH          SOLE                   SOLE
KANSAS CITY SOUTHERN         Common Stock 485170302   282       4052    SH          SOLE                   SOLE
KBR INC                      Common Stock 48242W106   731      29576    SH          SOLE                   SOLE
KIMCO REALTY CORP            Common Stock 49446R109   733      38543    SH          SOLE                   SOLE
KINROSS GOLD CORP            Common Stock 496902404   774      94749    SH          SOLE                   SOLE
LAM RESEARCH CORP            Common Stock 512807108   719      19055    SH          SOLE                   SOLE
LAS VEGAS SANDS CORP         Common Stock 517834107   369       8491    SH          SOLE                   SOLE
LEGG MASON INC               Common Stock 524901105   683      25882    SH          SOLE                   SOLE
LULULEMON ATHLETICA INC      Common Stock 550021109   456       7652    SH          SOLE                   SOLE
MACY'S INC                   Common Stock 55616P104   425      12371    SH          SOLE                   SOLE
HOST HOTELS & RESORTS INC    Common Stock 44107P104   572      36165    SH          SOLE                   SOLE
MARRIOTT INTERNATIONAL-CL A  Common Stock 571903202   495      12621    SH          SOLE                   SOLE
MARVELL TECHNOLOGY GROUP LTD Common Stock G5876H105   952      84393    SH          SOLE                   SOLE
MAXIM INTEGRATED PRODUCTS    Common Stock 57772K101   433      16899    SH          SOLE                   SOLE
METLIFE INC                  Common Stock 59156R108   637      20651    SH          SOLE                   SOLE
MOODY'S CORP                 Common Stock 615369105   367      10032    SH          SOLE                   SOLE
NISOURCE INC                 Common Stock 65473P105  1295      52306    SH          SOLE                   SOLE
NU SKIN ENTERPRISES INC - A  Common Stock 67018T105   215       4580    SH          SOLE                   SOLE
NVIDIA CORP                  Common Stock 67066G104   291      21073    SH          SOLE                   SOLE
OGE ENERGY CORP              Common Stock 670837103   220       4242    SH          SOLE                   SOLE
OWENS-ILLINOIS INC           Common Stock 690768403   362      18879    SH          SOLE                   SOLE
PANERA BREAD COMPANY-CLASS A Common Stock 69840W108   271       1947    SH          SOLE                   SOLE
PARKER HANNIFIN CORP         Common Stock 701094104   568       7384    SH          SOLE                   SOLE
PEOPLE'S UNITED FINANCIAL    Common Stock 712704105   215      18533    SH          SOLE                   SOLE
PEPSICO INC                  Common Stock 713448108   514       7278    SH          SOLE                   SOLE
PFIZER INC                   Common Stock 717081103   409      17761    SH          SOLE                   SOLE
P G & E CORP                 Common Stock 69331C108   490      10821    SH          SOLE                   SOLE
PLUM CREEK TIMBER CO         Common Stock 729251108   422      10634    SH          SOLE                   SOLE
POTASH CORP OF SASKATCHEWAN  Common Stock 73755L107   352       8040    SH          SOLE                   SOLE
PPL CORPORATION              Common Stock 69351T106   743      26711    SH          SOLE                   SOLE
PRECISION CASTPARTS CORP     Common Stock 740189105  1180       7171    SH          SOLE                   SOLE
PROCTER & GAMBLE CO/THE      Common Stock 742718109   518       8460    SH          SOLE                   SOLE
PRUDENTIAL FINANCIAL INC     Common Stock 744320102   349       7203    SH          SOLE                   SOLE
ROCKWELL AUTOMATION INC      Common Stock 773903109   550       8333    SH          SOLE                   SOLE
ROCKWELL COLLINS INC         Common Stock 774341101   280       5664    SH          SOLE                   SOLE
ROSS STORES INC              Common Stock 778296103   641      10264    SH          SOLE                   SOLE
HUNTINGTON BANCSHARES INC    Common Stock 446150104   284      44305    SH          SOLE                   SOLE
SENIOR HOUSING PROP TRUST    Common Stock 81721M109   462      20680    SH          SOLE                   SOLE
SIGNATURE BANK               Common Stock 82669G104   302       4950    SH          SOLE                   SOLE
SIMON PROPERTY GROUP INC     Common Stock 828806109   348       2236    SH          SOLE                   SOLE
SOUTHERN CO/THE              Common Stock 842587107  1781      38464    SH          SOLE                   SOLE
SOUTHWEST AIRLINES CO        Common Stock 844741108   144      15569    SH          SOLE                   SOLE
STRYKER CORP                 Common Stock 863667101   205       3725    SH          SOLE                   SOLE
SYMANTEC CORP                Common Stock 871503108   214      14615    SH          SOLE                   SOLE
SYNOPSYS INC                 Common Stock 871607107   210       7139    SH          SOLE                   SOLE
TANGER FACTORY OUTLET CENTER Common Stock 875465106   234       7295    SH          SOLE                   SOLE
WALT DISNEY CO/THE           Common Stock 254687106   513      10586    SH          SOLE                   SOLE
TIFFANY & CO                 Common Stock 886547108   361       6813    SH          SOLE                   SOLE
TRAVELERS COS INC/THE        Common Stock 89417E109   374       5856    SH          SOLE                   SOLE
TRW AUTOMOTIVE HOLDINGS CORP Common Stock 87264S106   225       6109    SH          SOLE                   SOLE
UDR INC                      Common Stock 902653104   527      20395    SH          SOLE                   SOLE
UNITED TECHNOLOGIES CORP     Common Stock 913017109  1601      21202    SH          SOLE                   SOLE
UNUM GROUP                   Common Stock 91529Y106  1357      70953    SH          SOLE                   SOLE
VARIAN MEDICAL SYSTEMS INC   Common Stock 92220P105   341       5605    SH          SOLE                   SOLE
VMWARE INC-CLASS A           Common Stock 928563402  1516      16656    SH          SOLE                   SOLE
VORNADO REALTY TRUST         Common Stock 929042109   407       4852    SH          SOLE                   SOLE
WALTER ENERGY INC            Common Stock 93317Q105   478      10822    SH          SOLE                   SOLE
WELLS FARGO & CO             Common Stock 949746101   649      19403    SH          SOLE                   SOLE
WESTERN UNION CO             Common Stock 959802109   721      42805    SH          SOLE                   SOLE
XCEL ENERGY INC              Common Stock 98389B100   416      14646    SH          SOLE                   SOLE